CONVERTIBLE PROMISSORY NOTES (Details) ¥ in Thousands		1 Months Ended		12 Months Ended
	Jan. 28, 2022 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Oct. 31, 2019 $ / shares
CONVERTIBLE PROMISSORY NOTES
Changes In The Fair Value Of Convertible Promissory Notes				¥ (22,626)	$ (3,280,000)	¥ (829,149)		¥ 2,544,220
Changes in the fair value of convertible promissory notes				¥ (22,626)	$ (3,280,000)	(829,149)		¥ 2,544,220
Remaining amortization period for debt issuance cost				5 years	5 years
Convertible Notes Payable
CONVERTIBLE PROMISSORY NOTES
Issuance costs | ¥				¥ 18,932
2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Cash consideration received									$ 200,000,000
Changes In The Fair Value Of Convertible Promissory Notes				¥ 22,626	$ 3,280,000	829,149
Term of the notes								5 years	5 years
Interest rate (as a percent)				2.00%				2.00%		2.00%
Issuance costs | ¥						0		¥ 2,939
Fair value of converted portion | ¥								720,547			¥ 1,639,806
Fair value of notes				¥ 537,778						$ 77,970,000	513,754
Changes in the fair value of convertible promissory notes				22,626	3,280,000	829,149
Fair value changes related to instrument-specific risk					0		$ 0
Coupon Interest expense				¥ 9,147	$ 1,326,000	9,703		¥ 18,880
2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Interest rate (as a percent)			0.00%
Amount on exercise of option			$ 75,000,000
Observation period		40 days
Redemption price, percentage of Principal amount				100.00%	100.00%
Sinking fund					$ 0
Proceeds from issuance of notes					600,000,000
Debt Issuance costs										13,841,000
Carrying amount of debt instrument				¥ 4,119,048						$ 597,206,000	¥ 3,753,197
Coupon Interest expense | ¥				0		0
Amortization of debt discount and issuance costs				¥ 18,525	2,686,000	¥ 16,216
Effective interest rate (as a percent)				0.47%						0.47%	0.47%
Debt instrument, face amount			$ 600,000,000
2027 Convertible Promissory Notes
CONVERTIBLE PROMISSORY NOTES
Interest rate (as a percent)	2.00%			10.00%						10.00%
Conversion price (in dollars per share) | $ / shares										$ 1.8333
Redemption price, percentage of Principal amount	50.00%
Proceeds from issuance of notes					$ 250,000,000
Debt Issuance costs										$ 162,000
Carrying amount of debt instrument				¥ 1,740,211						$ 252,307,000
Repayment of convertible notes	$ 1,000,000
Effective interest rate (as a percent)				2.02%						2.02%
Debt instrument, face amount	$ 250,000,000
Debt Instrument, Convertible, Remaining Deferred Finance Costs, Amortization Period				5 years	5 years
Coupon interest expense				¥ 30,498	$ 4,422,000
Amortization of issuance costs				¥ 179	$ 26,000
Redemption upon maturity | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Redemption price, Percentage of principal amount redeemed				115.00%	115.00%
Early redemption at the option of the Purchasers | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Redemption price, Percentage of principal amount redeemed				109.00%	109.00%
Condition one | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Percentage of conversion price		130.00%		130.00%	130.00%
Trading days		20			20
Consecutive trading days period		30			30
Condition Two | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Trading days		5
Consecutive trading days period		10
Percentage of price to the last reported sale price		98.00%
American Depository Shares [Member]
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares							$ 12			$ 12		$ 54.47
Conversion Threshold (as percent)				200.00%	200.00%
American Depository Shares [Member] | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares										12
American Depository Shares [Member] | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares										18.3574
American Depository Shares [Member] | 2027 Convertible Promissory Notes
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares										11.00
Conversion Threshold (as percent)				200.00%	200.00%
Common Class A [Member]
CONVERTIBLE PROMISSORY NOTES
Number of shares issued upon conversion | shares						42,401,010	42,401,010	23,710,140	23,710,140
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.00001			$ 0.00001
Common Class A [Member] | 2025 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Number of shares issued upon conversion | shares				0	0	42,401,010	42,401,010	23,710,140	23,710,140
Common Class A [Member] | Condition one | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Number of shares represents one ADS		6
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001